Acquisition of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2023
Acquisition of subsidiaries
Schedule of acquisition of subsidiaries
For the
fiscal year ended
September 30,
2023

Cash	$602
Biological assets	29,655,127
Land use rights	6,446,124
Total assets	$36,101,853

Other payables	$(21,506)
Total liabilities	$(21,506)

Net tangible assets	$36,080,347
Goodwill	-
Total fair value of purchase price allocation	$36,080,347

Consideration in the form of shares	$18,373,771
Consideration in the form of cash	17,706,576
Total consideration	$36,080,347